Earnings Per Share - Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Reconciliations of the Denominators of the Basic and Diluted Per Share [Line Items]
Basic total weighted average number of Telesat Corporation Shares outstanding	14,797,243	14,046,257	14,592,627	13,888,334
Effect of diluted securities
Diluted total weighted average number of Telesat Corporation Shares outstanding	14,797,243	16,059,104	14,592,627	15,813,555
Stock options [Member]
Effect of diluted securities
Effect of diluted securities		48,137		18,437
RSUs [Member]
Effect of diluted securities
Effect of diluted securities		1,173,594		1,194,740
DSUs [Member]
Effect of diluted securities
Effect of diluted securities		168,020		148,120
PSUs [Member]
Effect of diluted securities
Effect of diluted securities		623,096		563,924